Leases - Summary of Future Minimum Payments Expected to be Received under Non-Cancellable Operating Lease Contracts (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments expected to be received under non-cancellable operating lease contracts	¥ 32,353	¥ 16,110
Within 1 year [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments expected to be received under non-cancellable operating lease contracts	2,314	1,906
Over 1 but less than 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments expected to be received under non-cancellable operating lease contracts	8,326	6,549
Over 5 years [member]
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments expected to be received under non-cancellable operating lease contracts	¥ 21,712	¥ 7,654